Net Income (loss) per Share - Basic and diluted (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net Income (loss) per Share
Net loss attributable to ordinary shareholders -diluted	$ (4,807,301)	¥ (31,367,648)	¥ (164,686,075)	¥ (387,744,018)